Commitments and Contingencies (Future Obligations for Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
For year ending
2014	$ 2,672
2015	2,059
2016	2,069
2017	1,552
2018	135
2019 and thereafter	0
Total minimum payment required	$ 8,487